Revenues (Details 1) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Statement Line Items [Line Items]
Total revenue	$ 1,723	$ 260
USA [Member]
Statement Line Items [Line Items]
Total revenue	775	226
Asia Pacific [Member]
Statement Line Items [Line Items]
Total revenue	526
Europe and Israel [Member]
Statement Line Items [Line Items]
Total revenue	$ 422	$ 34